Quarterly Holdings Report
for

Fidelity® SAI U.S. Large Cap Index Fund

April 30, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV9-QTLY-0619
1.9867777.103

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	4,013,992	$124,273,192
CenturyLink, Inc.	524,014	5,984,240
Verizon Communications, Inc.	2,276,844	130,212,708
		260,470,140
Entertainment - 2.0%
Activision Blizzard, Inc.	420,892	20,291,203
Electronic Arts, Inc. (a)	165,085	15,625,295
Netflix, Inc. (a)	240,577	89,143,402
Take-Two Interactive Software, Inc. (a)	62,355	6,037,835
The Walt Disney Co.	962,232	131,796,917
Viacom, Inc. Class B (non-vtg.)	194,865	5,633,547
		268,528,199
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (a)	164,955	197,774,447
Class C (a)	169,372	201,295,235
Facebook, Inc. Class A (a)	1,314,489	254,222,173
TripAdvisor, Inc. (a)	56,632	3,014,521
Twitter, Inc. (a)	401,413	16,020,393
		672,326,769
Media - 1.4%
CBS Corp. Class B	191,578	9,822,204
Charter Communications, Inc. Class A (a)	95,615	35,491,332
Comcast Corp. Class A	2,488,715	108,333,764
Discovery Communications, Inc.:
Class A (a)(b)	86,524	2,673,592
Class C (non-vtg.) (a)	198,613	5,712,110
DISH Network Corp. Class A (a)	126,432	4,440,292
Fox Corp.:
Class A (a)	194,400	7,579,656
Class B (a)	89,471	3,444,634
Interpublic Group of Companies, Inc.	212,097	4,878,231
News Corp.:
Class A	212,361	2,637,524
Class B	68,164	851,368
Omnicom Group, Inc.	123,259	9,864,418
		195,729,125

TOTAL COMMUNICATION SERVICES		1,397,054,233

CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.1%
Aptiv PLC	143,286	12,279,610
BorgWarner, Inc.	114,448	4,780,493
		17,060,103
Automobiles - 0.4%
Ford Motor Co.	2,153,241	22,501,368
General Motors Co.	722,292	28,133,273
Harley-Davidson, Inc.	87,913	3,273,001
		53,907,642
Distributors - 0.1%
Genuine Parts Co.	80,419	8,246,164
LKQ Corp. (a)	173,449	5,220,815
		13,466,979
Diversified Consumer Services - 0.0%
H&R Block, Inc.	113,251	3,081,560
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	220,634	12,103,981
Chipotle Mexican Grill, Inc. (a)	13,412	9,227,992
Darden Restaurants, Inc.	68,057	8,003,503
Hilton Worldwide Holdings, Inc.	161,366	14,037,228
Marriott International, Inc. Class A	155,348	21,192,574
McDonald's Corp.	421,709	83,317,047
MGM Mirage, Inc.	281,062	7,484,681
Norwegian Cruise Line Holdings Ltd. (a)	119,931	6,762,909
Royal Caribbean Cruises Ltd.	94,519	11,431,128
Starbucks Corp.	685,255	53,230,608
Wynn Resorts Ltd.	53,379	7,710,597
Yum! Brands, Inc.	168,842	17,625,416
		252,127,664
Household Durables - 0.3%
D.R. Horton, Inc.	187,247	8,296,915
Garmin Ltd.	66,815	5,728,718
Leggett & Platt, Inc.	72,224	2,842,737
Lennar Corp. Class A	157,566	8,198,159
Mohawk Industries, Inc. (a)	33,868	4,614,515
Newell Brands, Inc.	214,336	3,082,152
PulteGroup, Inc.	140,495	4,419,973
Whirlpool Corp.	35,057	4,866,613
		42,049,782
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (a)	227,359	438,011,661
eBay, Inc.	473,875	18,362,656
Expedia, Inc.	64,425	8,364,942
The Booking Holdings, Inc. (a)	24,803	46,009,317
		510,748,576
Leisure Products - 0.1%
Hasbro, Inc.	63,795	6,498,159
Mattel, Inc. (a)(b)	190,322	2,320,025
		8,818,184
Multiline Retail - 0.5%
Dollar General Corp.	144,856	18,264,893
Dollar Tree, Inc. (a)	131,127	14,591,813
Kohl's Corp.	90,990	6,469,389
Macy's, Inc.	169,440	3,988,618
Nordstrom, Inc. (b)	59,052	2,422,313
Target Corp.	287,544	22,261,656
		67,998,682
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	39,492	6,568,309
AutoZone, Inc. (a)	13,752	14,141,319
Best Buy Co., Inc.	129,005	9,599,262
CarMax, Inc. (a)(b)	93,722	7,297,195
Foot Locker, Inc.	62,205	3,558,748
Gap, Inc.	117,701	3,069,642
Home Depot, Inc.	622,398	126,782,473
L Brands, Inc.	125,829	3,226,256
Lowe's Companies, Inc.	441,371	49,936,715
O'Reilly Automotive, Inc. (a)	43,187	16,349,303
Ross Stores, Inc.	204,204	19,942,563
Tiffany & Co., Inc.	59,780	6,445,480
TJX Companies, Inc.	681,909	37,423,166
Tractor Supply Co.	66,828	6,916,698
Ulta Beauty, Inc. (a)	31,048	10,835,131
		322,092,260
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	84,102	3,707,216
Hanesbrands, Inc.	199,154	3,598,713
NIKE, Inc. Class B	693,616	60,920,293
PVH Corp.	41,732	5,383,011
Ralph Lauren Corp.	29,062	3,823,978
Tapestry, Inc.	159,785	5,156,262
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	103,478	2,389,307
Class C (non-vtg.) (a)(b)	106,092	2,198,226
VF Corp.	178,750	16,875,788
		104,052,794

TOTAL CONSUMER DISCRETIONARY		1,395,404,226

CONSUMER STAPLES - 7.2%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	91,631	4,883,016
Constellation Brands, Inc. Class A (sub. vtg.)	91,772	19,425,379
Molson Coors Brewing Co. Class B	103,403	6,637,439
Monster Beverage Corp. (a)	215,487	12,843,025
PepsiCo, Inc.	774,017	99,112,877
The Coca-Cola Co.	2,120,238	104,018,876
		246,920,612
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	242,721	59,595,287
Kroger Co.	439,576	11,332,269
Sysco Corp.	260,297	18,317,100
Walgreens Boots Alliance, Inc.	441,883	23,671,672
Walmart, Inc.	784,427	80,670,473
		193,586,801
Food Products - 1.1%
Archer Daniels Midland Co.	308,623	13,764,586
Campbell Soup Co. (b)	106,160	4,107,330
Conagra Brands, Inc.	267,584	8,236,236
General Mills, Inc.	328,824	16,924,571
Hormel Foods Corp. (b)	150,234	6,000,346
Kellogg Co.	138,331	8,341,359
Lamb Weston Holdings, Inc.	80,721	5,654,506
McCormick & Co., Inc. (non-vtg.)	67,557	10,401,751
Mondelez International, Inc.	795,773	40,465,057
The Hershey Co.	76,610	9,564,759
The J.M. Smucker Co.	62,684	7,686,939
The Kraft Heinz Co.	342,689	11,390,982
Tyson Foods, Inc. Class A	162,694	12,203,677
		154,742,099
Household Products - 1.7%
Church & Dwight Co., Inc.	135,498	10,155,575
Clorox Co.	70,622	11,280,452
Colgate-Palmolive Co.	474,805	34,561,056
Kimberly-Clark Corp.	189,791	24,365,369
Procter & Gamble Co.	1,378,433	146,775,546
		227,137,998
Personal Products - 0.2%
Coty, Inc. Class A (b)	248,377	2,687,439
Estee Lauder Companies, Inc. Class A	120,264	20,662,558
		23,349,997
Tobacco - 1.0%
Altria Group, Inc.	1,032,859	56,115,229
Philip Morris International, Inc.	856,582	74,145,738
		130,260,967

TOTAL CONSUMER STAPLES		975,998,474

ENERGY - 5.2%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	282,890	6,795,018
Halliburton Co.	480,793	13,620,866
Helmerich & Payne, Inc.	60,285	3,527,878
National Oilwell Varco, Inc.	211,281	5,522,885
Schlumberger Ltd.	763,706	32,594,972
TechnipFMC PLC	234,448	5,765,076
		67,826,695
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	275,279	20,054,075
Apache Corp.	206,858	6,807,697
Cabot Oil & Gas Corp.	233,286	6,039,775
Chevron Corp.	1,046,982	125,700,659
Cimarex Energy Co.	55,904	3,838,369
Concho Resources, Inc.	110,532	12,753,182
ConocoPhillips Co.	625,085	39,455,365
Devon Energy Corp.	241,514	7,762,260
Diamondback Energy, Inc.	85,144	9,058,470
EOG Resources, Inc.	319,624	30,699,885
Exxon Mobil Corp.	2,334,693	187,429,154
Hess Corp.	140,263	8,993,664
HollyFrontier Corp.	86,569	4,131,938
Kinder Morgan, Inc.	1,072,705	21,314,648
Marathon Oil Corp.	451,016	7,685,313
Marathon Petroleum Corp.	371,181	22,593,787
Noble Energy, Inc.	266,467	7,210,597
Occidental Petroleum Corp.	413,019	24,318,559
ONEOK, Inc.	226,808	15,407,067
Phillips 66 Co.	231,166	21,792,019
Pioneer Natural Resources Co.	92,776	15,443,493
The Williams Companies, Inc.	667,281	18,904,071
Valero Energy Corp.	230,116	20,862,317
		638,256,364

TOTAL ENERGY		706,083,059

FINANCIALS - 13.2%
Banks - 5.7%
Bank of America Corp.	4,949,664	151,360,725
BB&T Corp.	420,793	21,544,602
Citigroup, Inc.	1,295,749	91,609,454
Citizens Financial Group, Inc.	253,686	9,183,433
Comerica, Inc.	87,614	6,885,584
Fifth Third Bancorp	424,153	12,224,089
First Republic Bank	90,798	9,590,085
Huntington Bancshares, Inc.	576,820	8,029,334
JPMorgan Chase & Co.	1,804,190	209,376,250
KeyCorp	555,867	9,755,466
M&T Bank Corp.	76,331	12,981,613
Peoples United Financial, Inc.	216,662	3,746,086
PNC Financial Services Group, Inc.	249,952	34,225,927
Regions Financial Corp.	560,789	8,709,053
SunTrust Banks, Inc.	244,245	15,993,163
SVB Financial Group (a)	29,001	7,300,132
U.S. Bancorp	829,064	44,205,692
Wells Fargo & Co.	2,256,161	109,220,754
Zions Bancorp NA	102,579	5,060,222
		771,001,664
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	28,680	3,181,186
Ameriprise Financial, Inc.	74,662	10,958,142
Bank of New York Mellon Corp.	484,051	24,037,973
BlackRock, Inc. Class A	67,051	32,535,827
Cboe Global Markets, Inc.	61,826	6,282,140
Charles Schwab Corp.	653,668	29,924,921
CME Group, Inc.	197,142	35,268,704
E*TRADE Financial Corp.	135,724	6,875,778
Franklin Resources, Inc.	162,837	5,632,532
Goldman Sachs Group, Inc.	188,722	38,861,634
IntercontinentalExchange, Inc.	313,257	25,483,457
Invesco Ltd.	218,797	4,806,970
Moody's Corp.	91,564	18,003,314
Morgan Stanley	715,605	34,527,941
MSCI, Inc.	46,464	10,472,056
Northern Trust Corp.	120,350	11,860,493
Raymond James Financial, Inc.	69,944	6,404,772
S&P Global, Inc.	136,985	30,227,110
State Street Corp.	208,651	14,117,327
T. Rowe Price Group, Inc.	130,187	13,995,103
The NASDAQ OMX Group, Inc.	63,805	5,882,821
		369,340,201
Consumer Finance - 0.7%
American Express Co.	381,068	44,672,602
Capital One Financial Corp.	257,814	23,932,874
Discover Financial Services	180,949	14,745,534
Synchrony Financial	359,860	12,476,346
		95,827,356
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	1,071,499	232,204,548
Jefferies Financial Group, Inc.	144,916	2,980,922
		235,185,470
Insurance - 2.4%
AFLAC, Inc.	413,452	20,829,712
Allstate Corp.	182,920	18,120,055
American International Group, Inc.	479,109	22,791,215
Aon PLC	132,245	23,822,614
Arthur J. Gallagher & Co.	101,422	8,480,908
Assurant, Inc.	33,996	3,229,620
Chubb Ltd.	252,579	36,674,471
Cincinnati Financial Corp.	83,498	8,030,838
Everest Re Group Ltd.	22,413	5,278,262
Hartford Financial Services Group, Inc.	198,077	10,361,408
Lincoln National Corp.	112,571	7,510,737
Loews Corp.	150,950	7,742,226
Marsh & McLennan Companies, Inc.	278,328	26,243,547
MetLife, Inc.	527,480	24,332,652
Principal Financial Group, Inc.	142,623	8,152,331
Progressive Corp.	321,741	25,144,059
Prudential Financial, Inc.	225,369	23,823,757
The Travelers Companies, Inc.	145,135	20,863,156
Torchmark Corp.	55,883	4,898,704
Unum Group	118,264	4,366,307
Willis Group Holdings PLC	71,138	13,113,579
		323,810,158

TOTAL FINANCIALS		1,795,164,849

HEALTH CARE - 13.6%
Biotechnology - 2.2%
AbbVie, Inc.	812,808	64,528,827
Alexion Pharmaceuticals, Inc. (a)	123,137	16,762,640
Amgen, Inc.	342,891	61,487,214
Biogen, Inc. (a)	108,392	24,847,782
Celgene Corp. (a)	387,016	36,634,935
Gilead Sciences, Inc.	702,839	45,712,649
Incyte Corp. (a)	97,895	7,518,336
Regeneron Pharmaceuticals, Inc. (a)	43,188	14,819,530
Vertex Pharmaceuticals, Inc. (a)	140,873	23,804,720
		296,116,633
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	967,784	76,996,895
Abiomed, Inc. (a)	24,844	6,891,974
Align Technology, Inc. (a)	40,107	13,021,941
Baxter International, Inc.	262,652	20,040,348
Becton, Dickinson & Co.	148,260	35,692,112
Boston Scientific Corp. (a)	763,700	28,348,544
Danaher Corp.	346,208	45,851,788
Dentsply Sirona, Inc.	122,630	6,270,072
Edwards Lifesciences Corp. (a)	114,484	20,157,198
Hologic, Inc. (a)	147,560	6,843,833
IDEXX Laboratories, Inc. (a)	47,392	10,994,944
Intuitive Surgical, Inc. (a)	63,086	32,213,604
Medtronic PLC	739,008	65,631,300
ResMed, Inc.	78,962	8,252,319
Stryker Corp.	170,439	32,197,631
Teleflex, Inc.	25,358	7,256,952
The Cooper Companies, Inc.	27,187	7,882,055
Varian Medical Systems, Inc. (a)	50,021	6,811,360
Zimmer Biomet Holdings, Inc.	112,648	13,873,728
		445,228,598
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	86,074	6,434,892
Anthem, Inc.	141,620	37,250,309
Cardinal Health, Inc.	164,215	7,998,913
Centene Corp. (a)	227,667	11,738,511
Cigna Corp.	209,422	33,264,590
CVS Health Corp.	714,725	38,866,746
DaVita HealthCare Partners, Inc. (a)	69,685	3,849,399
HCA Holdings, Inc.	147,153	18,722,276
Henry Schein, Inc. (a)(b)	83,427	5,344,334
Humana, Inc.	74,701	19,079,382
Laboratory Corp. of America Holdings (a)	54,331	8,688,614
McKesson Corp.	105,700	12,604,725
Quest Diagnostics, Inc.	73,982	7,130,385
UnitedHealth Group, Inc.	528,730	123,231,101
Universal Health Services, Inc. Class B	46,025	5,839,192
Wellcare Health Plans, Inc. (a)	27,547	7,116,767
		347,160,136
Health Care Technology - 0.1%
Cerner Corp. (a)	178,731	11,876,675
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	175,014	13,738,599
Illumina, Inc. (a)	81,001	25,272,312
IQVIA Holdings, Inc. (a)	87,194	12,111,247
Mettler-Toledo International, Inc. (a)	13,663	10,182,487
PerkinElmer, Inc.	61,054	5,851,415
Thermo Fisher Scientific, Inc.	221,829	61,546,456
Waters Corp. (a)	39,405	8,414,544
		137,117,060
Pharmaceuticals - 4.5%
Allergan PLC	172,282	25,325,454
Bristol-Myers Squibb Co.	899,646	41,770,564
Eli Lilly & Co. (b)	475,905	55,699,921
Johnson & Johnson	1,467,457	207,204,928
Merck & Co., Inc.	1,422,317	111,950,571
Mylan NV (a)	284,126	7,668,561
Nektar Therapeutics (a)	95,936	3,071,871
Perrigo Co. PLC	68,880	3,300,730
Pfizer, Inc.	3,059,184	124,233,462
Zoetis, Inc. Class A	263,815	26,866,920
		607,092,982

TOTAL HEALTH CARE		1,844,592,084

INDUSTRIALS - 9.5%
Aerospace & Defense - 2.6%
Arconic, Inc.	222,198	4,772,813
General Dynamics Corp.	149,296	26,682,181
Harris Corp.	64,999	10,952,332
Huntington Ingalls Industries, Inc.	22,884	5,093,521
L3 Technologies, Inc.	43,705	9,553,039
Lockheed Martin Corp.	135,458	45,152,215
Northrop Grumman Corp.	93,530	27,115,282
Raytheon Co.	155,521	27,618,974
Textron, Inc.	129,314	6,853,642
The Boeing Co.	289,528	109,351,830
TransDigm Group, Inc. (a)	26,816	12,939,256
United Technologies Corp.	446,657	63,697,755
		349,782,840
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	75,410	6,108,210
Expeditors International of Washington, Inc.	94,595	7,512,735
FedEx Corp.	132,334	25,072,000
United Parcel Service, Inc. Class B	383,507	40,736,114
		79,429,059
Airlines - 0.4%
Alaska Air Group, Inc.	67,840	4,199,296
American Airlines Group, Inc.	220,223	7,527,222
Delta Air Lines, Inc.	340,448	19,844,714
Southwest Airlines Co.	274,091	14,863,955
United Continental Holdings, Inc. (a)	123,458	10,970,478
		57,405,665
Building Products - 0.3%
A.O. Smith Corp.	78,137	4,107,662
Allegion PLC	52,049	5,164,822
Fortune Brands Home & Security, Inc.	77,446	4,087,600
Johnson Controls International PLC	502,928	18,859,800
Masco Corp.	162,273	6,338,383
		38,558,267
Commercial Services & Supplies - 0.4%
Cintas Corp.	46,661	10,131,970
Copart, Inc. (a)	110,658	7,449,497
Republic Services, Inc.	118,736	9,833,716
Rollins, Inc.	81,216	3,140,623
Waste Management, Inc.	214,832	23,060,067
		53,615,873
Construction & Engineering - 0.1%
Fluor Corp.	76,911	3,055,674
Jacobs Engineering Group, Inc.	64,577	5,033,131
Quanta Services, Inc.	77,891	3,162,375
		11,251,180
Electrical Equipment - 0.6%
AMETEK, Inc.	125,155	11,034,916
Eaton Corp. PLC	233,414	19,331,347
Emerson Electric Co.	338,671	24,042,254
Fortive Corp.	162,263	14,009,787
Rockwell Automation, Inc.	65,872	11,903,729
		80,322,033
Industrial Conglomerates - 1.4%
3M Co.	317,280	60,127,733
General Electric Co.	4,796,718	48,782,622
Honeywell International, Inc.	401,745	69,754,984
Roper Technologies, Inc.	57,091	20,535,633
		199,200,972
Machinery - 1.5%
Caterpillar, Inc.	317,139	44,215,519
Cummins, Inc.	79,762	13,263,623
Deere & Co.	175,498	29,067,734
Dover Corp.	79,866	7,830,063
Flowserve Corp.	72,175	3,538,740
Illinois Tool Works, Inc.	166,332	25,886,249
Ingersoll-Rand PLC	133,441	16,361,201
PACCAR, Inc.	191,050	13,692,554
Parker Hannifin Corp.	71,283	12,907,926
Pentair PLC	86,872	3,387,139
Snap-On, Inc.	30,646	5,157,109
Stanley Black & Decker, Inc.	83,402	12,226,733
Wabtec Corp. (b)	76,956	5,700,131
Xylem, Inc.	98,938	8,251,429
		201,486,150
Professional Services - 0.3%
Equifax, Inc.	66,509	8,376,809
IHS Markit Ltd. (a)	200,275	11,467,747
Nielsen Holdings PLC	195,860	5,000,306
Robert Half International, Inc.	65,615	4,074,035
Verisk Analytics, Inc.	90,098	12,716,432
		41,635,329
Road & Rail - 1.1%
CSX Corp.	426,961	33,998,904
J.B. Hunt Transport Services, Inc.	47,934	4,528,804
Kansas City Southern	55,622	6,849,293
Norfolk Southern Corp.	147,374	30,067,243
Union Pacific Corp.	398,324	70,519,281
		145,963,525
Trading Companies & Distributors - 0.2%
Fastenal Co.	157,680	11,124,324
United Rentals, Inc. (a)	43,857	6,180,328
W.W. Grainger, Inc.	24,851	7,007,982
		24,312,634

TOTAL INDUSTRIALS		1,282,963,527

INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	28,793	8,991,766
Cisco Systems, Inc.	2,425,628	135,713,887
F5 Networks, Inc. (a)	32,753	5,138,946
Juniper Networks, Inc.	191,714	5,323,898
Motorola Solutions, Inc.	90,297	13,084,938
		168,253,435
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	164,253	16,353,029
Corning, Inc.	433,525	13,807,771
FLIR Systems, Inc.	74,646	3,951,759
IPG Photonics Corp. (a)	19,553	3,416,496
Keysight Technologies, Inc. (a)	103,453	9,003,515
TE Connectivity Ltd.	186,717	17,859,481
		64,392,051
IT Services - 5.1%
Accenture PLC Class A	351,250	64,162,838
Akamai Technologies, Inc. (a)	89,934	7,200,116
Alliance Data Systems Corp.	25,115	4,020,912
Automatic Data Processing, Inc.	240,043	39,460,669
Broadridge Financial Solutions, Inc.	63,743	7,529,961
Cognizant Technology Solutions Corp. Class A	316,894	23,120,586
DXC Technology Co.	147,824	9,717,950
Fidelity National Information Services, Inc.	177,938	20,628,352
Fiserv, Inc. (a)	215,774	18,824,124
FleetCor Technologies, Inc. (a)	47,310	12,345,545
Gartner, Inc. (a)	49,434	7,858,523
Global Payments, Inc.	86,843	12,685,157
IBM Corp.	490,339	68,779,852
Jack Henry & Associates, Inc.	42,526	6,338,926
MasterCard, Inc. Class A	497,395	126,457,705
Paychex, Inc.	176,098	14,846,822
PayPal Holdings, Inc. (a)	646,468	72,902,196
The Western Union Co.	240,187	4,669,235
Total System Services, Inc.	89,686	9,169,497
VeriSign, Inc. (a)	58,050	11,461,973
Visa, Inc. Class A	964,392	158,574,977
		700,755,916
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)	485,461	13,413,287
Analog Devices, Inc.	202,950	23,590,908
Applied Materials, Inc.	523,139	23,054,736
Broadcom, Inc.	218,263	69,494,939
Intel Corp.	2,477,960	126,475,078
KLA-Tencor Corp.	91,030	11,604,504
Lam Research Corp.	84,083	17,441,337
Maxim Integrated Products, Inc.	150,649	9,038,940
Microchip Technology, Inc. (b)	130,576	13,043,237
Micron Technology, Inc. (a)	617,725	25,981,514
NVIDIA Corp.	333,921	60,439,701
Qorvo, Inc. (a)	67,660	5,115,773
Qualcomm, Inc.	666,909	57,440,872
Skyworks Solutions, Inc.	95,914	8,457,697
Texas Instruments, Inc.	517,129	60,933,310
Xilinx, Inc.	139,500	16,759,530
		542,285,363
Software - 6.7%
Adobe, Inc. (a)	268,749	77,735,648
ANSYS, Inc. (a)	46,160	9,038,128
Autodesk, Inc. (a)	120,679	21,506,205
Cadence Design Systems, Inc. (a)	154,499	10,719,141
Citrix Systems, Inc.	68,955	6,961,697
Fortinet, Inc. (a)	79,920	7,466,126
Intuit, Inc.	142,756	35,840,321
Microsoft Corp.	4,227,582	552,122,197
Oracle Corp.	1,404,085	77,688,023
Red Hat, Inc. (a)	97,399	17,778,239
Salesforce.com, Inc. (a)	421,534	69,700,647
Symantec Corp.	352,225	8,527,367
Synopsys, Inc. (a)	82,475	9,986,073
		905,069,812
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	2,468,326	495,318,978
Hewlett Packard Enterprise Co.	758,741	11,995,695
HP, Inc.	844,998	16,857,710
NetApp, Inc.	136,089	9,914,084
Seagate Technology LLC	141,274	6,826,360
Western Digital Corp.	160,266	8,192,798
Xerox Corp.	110,129	3,673,903
		552,779,528

TOTAL INFORMATION TECHNOLOGY		2,933,536,105

MATERIALS - 2.7%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	121,022	24,905,117
Albemarle Corp. U.S. (b)	58,273	4,373,971
Celanese Corp. Class A	70,586	7,615,524
CF Industries Holdings, Inc.	122,819	5,499,835
Dow, Inc. (a)	414,144	23,494,389
DowDuPont, Inc.	1,242,431	47,771,472
Eastman Chemical Co.	77,021	6,075,416
Ecolab, Inc.	139,581	25,694,070
FMC Corp.	74,200	5,866,252
International Flavors & Fragrances, Inc. (b)	55,820	7,691,438
Linde PLC	303,645	54,735,048
LyondellBasell Industries NV Class A	167,704	14,796,524
PPG Industries, Inc.	129,986	15,273,355
Sherwin-Williams Co.	44,959	20,448,702
The Mosaic Co.	195,411	5,102,181
		269,343,294
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	34,401	7,633,582
Vulcan Materials Co.	72,642	9,160,883
		16,794,465
Containers & Packaging - 0.3%
Avery Dennison Corp.	46,276	5,120,439
Ball Corp.	184,229	11,042,686
International Paper Co.	220,540	10,323,477
Packaging Corp. of America	52,070	5,163,261
Sealed Air Corp.	85,758	3,998,038
WestRock Co.	140,717	5,400,718
		41,048,619
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	798,454	9,828,969
Newmont Goldcorp Corp.	450,303	13,986,411
Nucor Corp.	168,273	9,603,340
		33,418,720

TOTAL MATERIALS		360,605,098

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	62,116	8,844,697
American Tower Corp.	243,076	47,472,743
Apartment Investment & Management Co. Class A	85,649	4,227,635
AvalonBay Communities, Inc.	76,322	15,335,379
Boston Properties, Inc.	85,138	11,716,692
Crown Castle International Corp.	228,988	28,802,111
Digital Realty Trust, Inc.	114,516	13,479,678
Duke Realty Corp.	197,953	6,160,297
Equinix, Inc.	45,910	20,875,277
Equity Residential (SBI)	203,843	15,577,682
Essex Property Trust, Inc.	36,198	10,225,935
Extra Space Storage, Inc.	70,145	7,273,335
Federal Realty Investment Trust (SBI)	40,978	5,484,905
HCP, Inc.	263,264	7,840,002
Host Hotels & Resorts, Inc.	408,019	7,850,286
Iron Mountain, Inc.	157,795	5,125,182
Kimco Realty Corp.	232,197	4,037,906
Mid-America Apartment Communities, Inc.	62,755	6,866,025
Prologis, Inc.	347,339	26,630,481
Public Storage	82,692	18,289,817
Realty Income Corp.	167,397	11,719,464
Regency Centers Corp.	92,300	6,199,791
SBA Communications Corp. Class A (a)	62,039	12,639,205
Simon Property Group, Inc.	170,246	29,571,730
SL Green Realty Corp.	46,112	4,073,534
The Macerich Co.	58,337	2,341,647
UDR, Inc.	151,869	6,826,512
Ventas, Inc.	196,267	11,993,876
Vornado Realty Trust	95,541	6,605,705
Welltower, Inc.	212,895	15,867,064
Weyerhaeuser Co.	411,353	11,024,260
		390,978,853
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	172,100	8,961,247

TOTAL REAL ESTATE		399,940,100

UTILITIES - 3.2%
Electric Utilities - 1.9%
Alliant Energy Corp.	130,083	6,143,820
American Electric Power Co., Inc.	271,814	23,253,688
Duke Energy Corp.	400,601	36,502,763
Edison International	179,530	11,448,628
Entergy Corp.	104,464	10,122,562
Evergy, Inc.	140,308	8,112,609
Eversource Energy	174,665	12,516,494
Exelon Corp.	534,354	27,225,336
FirstEnergy Corp.	277,521	11,664,208
NextEra Energy, Inc.	263,483	51,231,635
Pinnacle West Capital Corp.	61,796	5,887,305
PPL Corp.	397,254	12,398,297
Southern Co.	570,071	30,339,179
Xcel Energy, Inc.	283,343	16,008,880
		262,855,404
Gas Utilities - 0.0%
Atmos Energy Corp.	64,409	6,591,617
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	154,837	6,374,639
The AES Corp.	364,942	6,247,807
		12,622,446
Multi-Utilities - 1.1%
Ameren Corp.	134,802	9,809,542
CenterPoint Energy, Inc.	276,169	8,561,239
CMS Energy Corp.	156,161	8,674,744
Consolidated Edison, Inc.	176,922	15,243,600
Dominion Resources, Inc.	440,442	34,297,219
DTE Energy Co.	100,245	12,601,799
NiSource, Inc.	205,254	5,701,956
Public Service Enterprise Group, Inc.	278,516	16,613,479
Sempra Energy	151,002	19,320,706
WEC Energy Group, Inc.	173,824	13,633,016
		144,457,300
Water Utilities - 0.1%
American Water Works Co., Inc.	99,599	10,775,616

TOTAL UTILITIES		437,302,383

TOTAL COMMON STOCKS
(Cost $10,652,354,086)		13,528,644,138

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 2.49% (c)	8,167,459	8,169,092
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	61,062,247	61,068,353
TOTAL MONEY MARKET FUNDS
(Cost $69,237,445)		69,237,445
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $10,721,591,531)		13,597,881,583
NET OTHER ASSETS (LIABILITIES) - (0.3)%(e)		(40,138,374)
NET ASSETS - 100%		$13,557,743,209

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	203	June 2019	$29,927,275	$569,914	$569,914

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $1,354,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$461,884
Fidelity Securities Lending Cash Central Fund	426,134
Total	$888,018

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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